Quarterly Report
August 31, 2024
MFS®  Investment Grade Municipal Trust
CXH-Q3

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 155.5%
Alabama – 2.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$15,000	$14,931
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	750,000	799,139
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	170,000	181,037
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	115,000	125,386
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	395,000	431,417
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	325,000	351,953
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	100,000	103,443
		$2,007,306
Alaska – 0.5%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$345,000	$369,409
Arizona – 4.4%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2038	$300,000	$307,121
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5%, 7/01/2043	110,000	110,563
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	35,000	35,553
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	95,000	94,086
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	640,000	675,393
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	60,000	60,321
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	45,111
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	80,037
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	70,000	70,536
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	80,000	80,205
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	300,000	227,214
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	100,000	78,785
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	120,000	98,698
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	140,000	152,351
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	70,000	70,678
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	866,206
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	150,000	153,761
		$3,206,619
Arkansas – 0.8%
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5.25%, 3/01/2053	$435,000	$469,943
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	120,052
		$589,995
California – 9.4%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.25%, 7/01/2043 (u)	$455,000	$854,335
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.5%, 7/01/2054 (u)	850,000	1,510,134
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	735,000	788,471
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	479,936	506,608
California Housing Finance Agency Municipal Certificates, “X”, 0.798%, 11/20/2035 (i)	1,751,700	83,455
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	95,000	101,541
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	100,000	90,442
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	55,000	53,779
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	20,000	19,592

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	$235,000	$237,177
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	100,425
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	130,000	141,318
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	365,000	369,890
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	244,829
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	120,000	121,228
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	250,000	252,788
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	100,000	101,567
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	125,000	127,996
Mount San Antonio, CA, Community College District Rev. (Election of 2008), “A”, 5.875%, 8/01/2028	140,000	155,438
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	205,000	222,715
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	25,014
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	255,000	268,921
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	325,000	298,719
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	330,000	153,033
		$6,829,415
Colorado – 4.6%
Aurora, CO, Science & Technology Park Metropolitan District No. 1, Special Rev., “A”, AGM, 5%, 12/01/2054	$80,000	$85,092
Aurora, CO, Science & Technology Park Metropolitan District No. 1, Special Rev., “B”, AGM, 4.75%, 12/15/2054	185,000	190,232
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	380,000	363,059
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	75,126
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	40,000	40,049
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	145,390
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	365,000	395,497
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	80,000	74,472
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	80,000	78,072
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	80,000	77,096
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	121,644
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	425,000	388,320
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	95,043
Denver, CO, Multi-Family Housing Authority Rev. (FLO Senior Apartment Project), “A”, 4.5%, 7/01/2041	290,000	295,273
Loveland, CO, Lakes at Centerra Metropolitan District No. 2, General Obligation., “A”, AGM, 5%, 12/01/2049	500,000	537,969
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	405,000	410,147
		$3,372,481
Connecticut – 2.6%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	$675,000	$681,055
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	924,661
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	265,000	265,660
		$1,871,376
District of Columbia – 2.4%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4.5%, 10/01/2053	$290,000	$292,822
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2054 (u)	1,355,000	1,485,188
		$1,778,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – 9.7%
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$80,049
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	35,015
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	115,000	106,999
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2054	90,000	96,332
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	86,908
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	60,000	60,281
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	25,000	21,526
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	15,000	15,217
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053 (u)	1,355,000	1,428,319
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	200,000	196,853
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	165,000	123,598
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	100,000	97,378
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2050	1,000,000	915,771
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	100,000	103,187
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2049	160,000	163,602
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	440,000	404,659
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	45,000	47,832
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	240,000	255,208
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	580,000	530,017
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	105,000	59,717
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	175,000	74,503
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2053	120,000	125,451
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	55,000	56,246
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	130,000	112,376
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	390,000	437,679
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	101,773
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	40,000	34,491
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	170,000	143,288
South Miami, FL, Health Facilities Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	355,000	334,760
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	40,000	31,578
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	20,026
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	20,021
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	40,039
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	120,071
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	25,000	24,738
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	85,429
Tampa, FL, Sports Authority Rev. (Tampa Bay Arena), NPFG, 5.75%, 10/01/2025	330,000	335,868
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	50,000	50,033
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	100,000	103,469
		$7,080,307
Georgia – 3.7%
Atlanta, GA, Development Authority Senior Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	$110,000	$112,127
Atlanta, GA, Development Authority, Convertible Capital Appreciation Economic Development (Gulch Enterprise Zone Project), “A-1”, 6.5%, 12/15/2048	117,000	94,703
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	100,000	94,869
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	124,851
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	268,641
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	75,000	77,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	$390,000	$417,209
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	245,000	258,403
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	130,000	138,348
Georgia Ports Authority Rev., 4%, 7/01/2052	145,000	140,573
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	560,000	606,891
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	320,000	323,871
		$2,658,051
Guam – 0.0%
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$35,000	$29,835
Illinois – 11.6%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$34,686	$34,686
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	360,000	332,086
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	85,000	90,356
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	100,000	101,186
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	555,000	579,971
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	175,000	194,628
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	190,000	195,422
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	100,000	99,709
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	100,000	96,146
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	230,000	213,994
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	180,000	181,275
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	750,000	798,159
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	70,000	72,865
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	210,000	215,999
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	275,000	286,151
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	70,000	70,297
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	220,000	50,466
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	140,000	142,790
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	75,000	76,321
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	560,000	601,284
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	455,000	465,477
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	280,000	284,101
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	250,000	268,793
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	230,000	211,882
Illinois Housing Development Authority Rev. “A”, GNMA, 4.9%, 4/01/2047	485,000	498,186
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	116,000	116,100
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	130,028
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	60,000	60,049
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	175,000	188,375
State of Illinois, General Obligation, 5.5%, 5/01/2039	495,000	543,622
State of Illinois, General Obligation, 5.75%, 5/01/2045	475,000	520,777
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	95,000	95,139
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	560,000	613,803
		$8,430,123
Indiana – 3.2%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	$350,000	$405,519
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	40,149
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	100,121
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2053	145,000	160,437
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indian, Inc. Project), “A-2”, 4.5%, 5/01/2035 (Put Date 6/01/2032)	425,000	430,760

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$295,000	$298,271
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	495,000	512,639
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	120,000	125,542
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, BAM, 5.25%, 3/01/2067	180,000	193,021
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	35,000	38,671
		$2,305,130
Iowa – 0.3%
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	$20,000	$20,514
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	20,000	20,589
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	20,000	20,849
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	170,000	142,291
		$204,243
Kansas – 1.3%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$300,000	$304,095
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	101,365
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	45,000	42,800
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	45,000	39,954
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	100,000	89,193
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	140,000	128,300
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	20,000	19,973
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	195,091
		$920,771
Kentucky – 0.9%
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	$230,000	$235,116
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	135,000	136,996
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	250,000	262,440
		$634,552
Louisiana – 1.8%
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	$240,000	$240,361
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	450,000	477,564
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	445,000	379,707
Louisiana Public Facilities Authority Senior Lien Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	170,000	186,093
		$1,283,725
Maine – 1.0%
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A”, AGM, 5%, 12/01/2045	$365,000	$374,910
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2053	375,000	368,971
		$743,881
Maryland – 0.9%
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	$10,000	$9,113
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	20,000	16,656
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	70,000	55,595
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	100,000	102,879
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	280,000	286,059
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	630,000	164,814
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	10,000	10,075
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	15,000	14,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	$15,000	$14,330
		$674,347
Massachusetts – 2.9%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	$350,000	$394,458
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	80,000	80,832
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	40,027
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	100,000	100,625
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	80,000	81,635
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	35,000	35,098
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	80,000	57,572
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	250,000	223,379
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	130,000	132,121
Massachusetts Port Authority Refunding Rev., “B”, 5%, 7/01/2038	750,000	808,698
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	145,000	121,411
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	90,000	71,237
		$2,147,093
Michigan – 4.3%
Board of Regents of Eastern Michigan University, General Rev., “A”, 4%, 3/01/2047	$240,000	$227,720
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	40,000	38,424
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	30,000	29,836
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	25,000	27,867
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	466,203
Michigan Technological University Board of Trustees, General Rev., “A”, AGM, 5.25%, 10/01/2052	1,675,000	1,769,614
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	577,741
		$3,137,405
Minnesota – 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	$55,000	$46,080
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	75,000	73,329
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	105,000	107,507
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	85,000	81,276
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	85,000	86,694
		$394,886
Mississippi – 2.3%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$90,000	$90,320
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	1,001,609
University of Mississippi Medical Center Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	580,000	552,844
		$1,644,773
Missouri – 1.2%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	$1,160,000	$457,548
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	435,000	443,145
		$900,693
Nebraska – 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$113,878
Nevada – 0.1%
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	$20,000	$19,325
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	24,231
		$43,556

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – 1.3%
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	$370,000	$371,359
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	95,000	103,368
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	284,868	289,864
National Finance Authority, NH, Municipal Certificates, “2-A”, 4%, 10/20/2036	191,138	188,982
		$953,573
New Jersey – 3.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	$80,000	$82,818
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	95,000	102,148
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	40,053
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	40,035
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	225,176
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	115,129
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	35,028
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	155,000	156,135
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	495,000	494,755
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	145,000	140,911
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	20,000	15,023
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	40,000	40,537
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverview Towers Apartments), “B”, GNMA, 5.25%, 12/20/2065	305,663	321,730
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	260,000	262,170
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	70,000	68,076
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	70,000	77,218
		$2,216,942
New York – 13.5%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$395,000	$396,274
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	75,000	75,501
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	1,000,000	1,042,490
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5.25%, 12/01/2052	280,000	291,919
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	250,000	256,457
New York City Water Finance Authority, Water and Sewer System Second General Resolution Rev., “CC-1”, 5.25%, 6/15/2054 (u)	1,355,000	1,257,220
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	220,000	216,404
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	800,000	800,640
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	285,000	303,932
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	320,000	331,193
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	200,000	206,616
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	465,000	508,046
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060 (u)	680,000	708,220
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060 (u)	695,000	737,096
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	50,000	49,409
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “G”, 4.95%, 11/01/2058	505,000	515,212
New York, NY, Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	165,000	166,816
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	570,000	569,362
New York, NY, Mortgage Agency Homeowner Rev., 4.7%, 10/01/2038	140,000	143,916
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	105,000	88,673
Port Authority of NY & NJ (234th Series), 5.5%, 8/01/2052	355,000	384,892
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	110,000	84,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	$215,000	$164,430
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	385,000	392,453
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	40,000	42,895
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	75,000	85,146
		$9,819,783
North Carolina – 1.3%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$20,000	$21,402
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	40,000	40,706
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	35,000	33,868
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	10,000	9,238
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	130,000	110,383
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	15,000	14,515
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	655,000	696,981
		$927,093
North Dakota – 0.9%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	$45,000	$46,885
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	590,000	590,041
		$636,926
Ohio – 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$500,000	$459,476
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	220,000	220,207
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	580,000	591,239
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	75,000	63,966
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	405,000	411,718
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	90,000	86,297
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	80,000	81,182
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	70,000	71,648
Ohio Housing Finance Agency Multi-Family Mortgage-Backed, (Macarthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	316,518	328,481
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	345,000	353,117
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	399,304
		$3,066,635
Oklahoma – 2.6%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$85,000	$70,874
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	45,000	45,060
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	185,000	193,349
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	185,000	191,315
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	50,000	51,354
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	30,000	30,919
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	50,000	51,152
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	165,000	169,749
Tulsa County, OK, Industrial Authority, Senior Living Community Refunding Rev. (Montereau, Inc. Project), “A”, 5.25%, 11/15/2045	1,050,000	1,060,745
		$1,864,517

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – 0.5%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$15,000	$13,590
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2047	70,000	69,509
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	160,000	158,859
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	155,000	125,041
		$366,999
Pennsylvania – 12.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$523,235
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	585,000	424,418
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	140,000	101,570
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	20,000	18,222
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	100,000	105,822
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	20,000	17,786
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	564,589
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	75,000	58,545
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	80,000	82,715
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	205,000	196,958
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	105,000	111,149
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	1,000,000	1,019,193
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	375,000	157,287
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	175,000	34,565
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	350,000	367,298
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	290,000	321,293
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	405,000	421,938
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	365,000	368,957
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	78,000	79,098
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	225,000	229,299
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054 (u)	2,360,000	2,637,984
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	327,745	351,438
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	205,000	218,979
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	110,000	117,839
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	101,204
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	656,143
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	45,000	45,047
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	30,121
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	35,090
		$9,397,782
Puerto Rico – 5.5%
AES Puerto Rico LP, Taxable, 12.5%, 12/15/2025	$46,565	$45,168
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	280,000	265,778
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	35,000	18,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	$40,000	$39,139
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	32,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	685,000	368,187
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	25,000	24,891
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	175,000	172,172
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	205,000	201,421
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	16,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	90,000	48,375
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	70,000	37,625
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	26,280	26,026
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	200,433	198,379
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	5,000	5,031
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	29,000	29,056
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	69,000	68,344
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,816,000	1,823,214
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	194,000	191,582
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	957
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	153,000	151,069
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	527,000	176,724
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,031
		$4,026,795
Rhode Island – 0.9%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	$545,000	$533,544
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	130,000	124,525
		$658,069
South Carolina – 2.8%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2044	$130,000	$132,614
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	77,292
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	270,000	274,348
South Carolina Public Service Authority Refunding Rev. (Santee Cooper), “B”, AGM, 5%, 12/01/2054 (u)	1,420,000	1,523,064
		$2,007,318
Tennessee – 3.5%
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	$50,000	$51,405
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	80,000	86,903
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.25%, 7/01/2064	185,000	195,509
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	150,000	162,619
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	234,178	236,202
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	515,000	559,125
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	610,000	627,480
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2025	185,000	185,655
Tennessee Housing Development Agency, Residential Finance Program Rev., “2A”, 4.7%, 7/01/2053	450,000	451,855
		$2,556,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – 16.5%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.25%, 8/15/2047	$250,000	$250,702
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	125,000	132,571
Austin, TX, Airport System Rev., 5%, 11/15/2052	185,000	191,585
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	45,000	37,011
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	81,502
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	55,000	53,679
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	160,000	160,884
Denton County, TX, Northlake Municipal Management District No. 2, AGM, 4.5%, 3/01/2044	1,125,000	1,131,206
Fort Bend County, TX, Municipal Utility District No. 170, Taxable, BAM, 4.375%, 9/01/2039	1,080,000	1,092,413
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	500,000	502,629
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	250,312
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	230,000	220,919
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	20,032
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	40,061
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	32,148
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	210,000	74,033
Houston, TX, Airport System Refunding Rev., Subordinate Lien, “A”, AGM, 5.25%, 7/01/2053	180,000	191,145
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	30,000	24,220
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2045	1,000,000	1,005,248
Matagorda County, TX, Navigation District No. 1 (Houston Lighting), AAC, 5.125%, 11/01/2028	2,000,000	2,090,337
Montgomery County, TX, Water Control & Improvement District No. 1, BAM, 4.625%, 3/01/2043	1,115,000	1,132,210
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	160,000	160,980
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	60,057
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	539,834	340,095
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	120,000	120,160
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.25%, 9/01/2053	435,000	455,641
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	180,000	193,842
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	170,000	193,932
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	165,000	168,505
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	20,000	11,434
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	10,000	5,395
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	15,000	7,634
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	15,000	7,204
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	30,000	13,617
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	40,000	17,169
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	35,000	14,234
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2057	1,000,000	1,068,994
Tomball, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 3.875%, 2/15/2043	500,000	496,160
		$12,049,900
Utah – 0.6%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2043	$265,000	$271,098
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	165,000	151,589
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	20,000	20,483
		$443,170
Vermont – 0.2%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	$130,000	$125,370

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – 2.6%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	$50,000	$52,161
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	285,000	326,860
Virginia Housing Development Authority, Rental Housing, “D”, 4.875%, 8/01/2065	920,000	933,738
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	560,000	611,861
		$1,924,620
Washington – 1.2%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$300,000	$299,383
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	80,000	82,210
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	100,000	101,622
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	195,000	193,710
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	35,000	32,461
Seattle, WA, Port Rev., 4%, 4/01/2044	60,000	56,463
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	140,000	126,994
		$892,843
Wisconsin – 8.1%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$405,000	$204,380
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	175,000	86,916
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	700,000	655,406
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	130,000	144,353
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	325,000	281,611
Wisconsin Housing & Economic Development Authority Housing Rev., “A”, 4.8%, 11/01/2048	215,000	221,753
Wisconsin Housing & Economic Development Authority Housing Rev., “A”, 4.9%, 11/01/2053	205,000	211,183
Wisconsin Housing & Economic Development Authority Housing Rev., “A”, 4.95%, 11/01/2057	230,000	237,283
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	65,000	65,010
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	85,000	87,789
Wisconsin Public Finance Authority Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	420,000	443,227
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	70,000	54,486
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	700,000	637,592
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	255,000	191,975
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	255,000	229,500
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050 (n)	100,000	102,600
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	635,000	696,417
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	35,000	31,426
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	195,000	179,717
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	330,000	294,694
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	35,000	35,498
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	10,000	10,067
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	115,000	115,054
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	75,000	73,831
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	155,000	127,290
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	15,000	15,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	$165,000	$178,217
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	125,000	106,647
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	195,000	199,172
		$5,918,499
Total Municipal Bonds		$113,225,447
Other Municipal Bonds – 0.7%
Multi-Family Housing Revenue – 0.7%
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	$315,112	$332,552
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.304%, 7/25/2041 (i)(n)	365,236	35,080
FRETE 2023-ML16 Trust, “X-CA”, 4.632%, 7/25/2038	138,536	146,759
Total Other Municipal Bonds		$514,391
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	$120,000	$64,291
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (x)	4,408	$11,461
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.35% (v)	1,852,341	$1,852,896

Other Assets, Less Liabilities – (7.7)%		(5,632,874)
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value (issued by the fund) – (51.1)%		(37,200,000)
Net assets applicable to common shares – 100.0%		$72,835,612
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,852,896 and $113,815,590, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,990,711, representing 11.0% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.

Portfolio of Investments (unaudited) – continued
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$—	$11,461	$11,461
Municipal Bonds	—	113,739,838	—	113,739,838
U.S. Corporate Bonds	—	64,291	—	64,291
Mutual Funds	1,852,896	—	—	1,852,896
Total	$1,852,896	$113,804,129	$11,461	$115,668,486
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/23	$—
Received as part of a corporate action	11,461
Balance as of 8/31/24	$11,461
At August 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$782,698	$25,863,578	$24,794,781	$1,028	$373	$1,852,896
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$69,276	$—